Short-term investments	6 Months Ended
Jun. 30, 2026
Short-term investments
Short-term investments

5Short-term investments

Short-term investments classification as of December 31, 2025 and June 30, 2026 were shown as below:

As of December 31, 2025
		Gross	Gross	Gross	Gross
		unrecognized	unrecognized	unrecognized	unrecognized
	Cost	holding gains	holding losses	gains	losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(Audited)	(Audited)	(Audited)	(Audited)	(Audited)	(Audited)
Equity investments with readily determinable fair value	5,000	—	—	90	—	5,090
Total short-term investments	5,000	—	—	90	—	5,090

	As of June 30, 2026
			Gross	Gross	Gross	Gross
			unrecognized	unrecognized	unrecognized	unrecognized
	Cost		holding gains	holding losses	gains	losses	Fair value
	RMB	USD	RMB	RMB	RMB	RMB	RMB	USD
	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Held-to-maturity debt investments	5,000	737	—	—	—	—	5,000	737
Equity investments with readily determinable fair value	5,000	737	—	—	62	—	5,062	746
Total short-term investments	10,000	1,474	—	—	62	—	10,062	1,483

As of December 31, 2025, the Company’s equity investments with readily determinable fair value represent a purchased private equity fund product (“PE Fund Product”), for which the Company does not have significant influence.

As of June 30, 2026, the Company’s short-term investments comprise of bank structured deposits and a PE Fund Product.